ProximaX Agreement (Details) - USD ($)		1 Months Ended		3 Months Ended			9 Months Ended
	Jun. 02, 2018	Apr. 30, 2018	Mar. 21, 2018	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
ProximaX Agreement (Textual)
Business technology services agreement	The Company received 216.0 million XPX tokens from ProximaX, representing 2.4% of the XPX tokens issued by ProximaX in its initial coin offering, generating contract revenue of approximately $3.4 million. XPX tokens began trading on the Kryptono Exchange on June 2, 2018 and the quoted market price of $0.01559 was used to determine the initial fair value of tokens. As of September 30, 2018 at approximately 5:00 PM, Eastern Time, during the impairment period, XPX tokens were trading at a price equal to $0.00386 per token, and our 216.0 million XPX tokens had an aggregate fair value of approximately $0.8 million.		Pursuant to the terms of the agreement, ProximaX agreed to pay the Company up to an aggregate of $10.0 million of cash in exchange for the Company’s services, with $5.0 million due upon the successful consummation of a future initial coin offering by ProximaX and up to an additional $5.0 million due upon the Company’s achievement of certain development milestones set forth in the agreement. In addition, ProximaX agreed to issue the Company a number of tokens equal to 2.4% of all outstanding tokens on the date of the planned initial coin offering and to reserve an additional 2% of such tokens to be issued as payment for future services provided by the Company, subject, in each case, to such initial coin offering generating aggregate gross proceeds of at least $30.0 million. If the planned initial coin offering does not raise at least $30.0 million or ProximaX fails to pay the Company the upfront cash payment of $5.0 million by June 1, 2018, the Company and ProximaX have agreed to negotiate alternative compensation for the Company’s services in good faith.
Initial coin offering, description		ProximaX closed its initial coin offering, which generated aggregate gross proceeds in excess of $30.0 million for purposes of the technology services agreement. On May 6, 2018, as agreed under the terms of the technology services agreement, ProximaX paid the Company the $5.0 million fee due upon consummation of its initial coin offering in Ethereum, which the Company immediately converted into cash.
Transaction and conversion fees					$ 113,000
Fair value change of the digital tokens				$ 575,831			$ 2,535,235